Provisions (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Provisions	$ 20,723,763	$ 26,997,156	$ 34,049,017
Financial guarantees and loan commitments [member]
Disclosure of other provisions [line items]
Provisions	5,972,370	8,389,890	5,178,233
Other provisions [member]
Disclosure of other provisions [line items]
Provisions	14,751,393	18,607,266	20,721,559
Provision for Commercial Claims [member]
Disclosure of other provisions [line items]
Provisions	9,050,746	10,887,030	14,746,706
Provisions tax claims [member]
Disclosure of other provisions [line items]
Provisions	1,930,268	1,852,273	1,955,093
Provisions labor-related [member]
Disclosure of other provisions [line items]
Provisions	912,890	1,914,601	1,721,074
Others [member]
Disclosure of other provisions [line items]
Provisions	$ 2,857,489	$ 3,953,362	$ 2,298,686